Assets and Liabilities Held for Sale (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Assets and Liabilities Held for Sale

At 30 June 2018 these assets and liabilities comprised:

Net assets held for sale £m
Assets
Trading assets	1,967
Derivative financial instruments	19,661
Other financial assets at fair value through profit and loss	309
Loans and advances to banks	27
Loans and advances to customers	748
Reverse repurchase agreements- non trading	74
Financial investments	104

Total assets held for sale	22,890

Liabilities
Deposits by banks	23
Trading liabilities	1,842
Derivative financial instruments	18,793

Total liabilities held for sale	20,658

Net assets held for sale	2,232